QUARTERLY DATA (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data (Unaudited)
QUARTERLY DATA (Unaudited)
Summary quarterly results were as follows:

Year 2017	First	Second	Third	Fourth
Net sales	$1,879,678	$1,662,991	$2,033,121	$1,939,636
Gross profit	909,352	765,847	942,936	837,241
Net income attributable to The Hershey Company	125,044	203,501	273,303	181,133
Common stock:
Net income per share—Basic(a)	0.60	0.98	1.32	0.88
Net income per share—Diluted(a)	0.58	0.95	1.28	0.85
Dividends paid per share	0.618	0.618	0.656	0.656
Class B common stock:
Net income per share—Basic(a)	0.55	0.89	1.20	0.80
Net income per share—Diluted(a)	0.55	0.89	1.20	0.80
Dividends paid per share	0.562	0.562	0.596	0.596
Market price—common stock:
High	109.61	115.96	110.50	115.45
Low	103.45	106.41	104.06	102.87

Year 2016	First	Second	Third	Fourth
Net sales	$1,828,812	$1,637,671	$2,003,454	$1,970,244
Gross profit	820,288	750,310	853,760	745,181
Net income attributable to The Hershey Company	229,832	145,956	227,403	116,853
Common stock:
Net income per share—Basic(a)	1.09	0.70	1.09	0.56
Net income per share—Diluted(a)	1.06	0.68	1.06	0.55
Dividends paid per share	0.583	0.583	0.618	0.618
Class B common stock:
Net income per share—Basic(a)	0.99	0.64	0.99	0.51
Net income per share—Diluted(a)	0.99	0.64	0.99	0.51
Dividends paid per share	0.530	0.530	0.562	0.562
Market price—common stock:
High	93.71	113.49	113.89	104.44
Low	83.32	89.60	94.64	94.63

(a)	Quarterly income per share amounts do not total to the annual amount due to changes in weighted-average shares outstanding during the year.